Vanguard Capital Value Fund

Supplement Dated March 23, 2020, to the Prospectus and Summary Prospectus Dated January 31, 2020

Reorganization of Vanguard Capital Value Fund into Vanguard Windsor™ Fund

The Board of Trustees of Vanguard Malvern Funds (the Trust) has approved an agreement and plan of reorganization (the Agreement) whereby Vanguard Capital Value Fund, a series of the Trust, would be reorganized with and into Vanguard Windsor Fund, a series of Vanguard Windsor Funds.

The reorganization will consolidate the assets of the Funds and allow Capital Value Fund shareholders to merge into a significantly larger fund with a similar investment objective, similar expenses, and the combined utilization of multiple investment advisors. We anticipate that the reorganization will eliminate duplicative expenses and spread fixed costs over a larger asset base of the combined fund.

The reorganization does not require shareholder approval and is expected to close on or about July 24, 2020. Prior to the closing, shareholders of the Capital Value Fund will be issued a combined Information Statement/Prospectus, which will describe the reorganization, provide a description of the Windsor Fund, and include a comparison of the Funds.

Under the Agreement and after the closing, shareholders of the Capital Value Fund will receive Investor Shares of the Windsor Fund in exchange for their Investor Shares of the Capital Value Fund, and the Capital Value Fund will cease operations. Following the reorganization, shareholders owning Investor Shares of the combined fund that meet the applicable eligibility requirements for AdmiralTM Shares of the combined fund may request a self-directed conversion to the lower-cost Admiral Shares at any time, and may be automatically converted to the lower-cost Admiral Shares upon Vanguard's review.

We anticipate that the reorganization will qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Closed to New Accounts

Effective immediately, the Capital Value Fund is closed to new accounts, and it will stop accepting purchase requests from existing accounts shortly before the reorganization is scheduled to occur.

© 2020 The Vanguard Group, Inc. All rights reserved.	PS 328A 032020
Vanguard Marketing Corporation, Distributor.

Vanguard Malvern Funds

Supplement Dated March 23, 2020, to the Statement of Additional Information Dated January 31, 2020

Reorganization of Vanguard Capital Value Fund into Vanguard Windsor™ Fund

The Board of Trustees of Vanguard Malvern Funds (the Trust) has approved an agreement and plan of reorganization (the Agreement) whereby Vanguard Capital Value Fund, a series of the Trust, would be reorganized with and into Vanguard Windsor Fund, a series of Vanguard Windsor Funds.

The reorganization will consolidate the assets of the Funds and allow Capital Value Fund shareholders to merge into a significantly larger fund with a similar investment objective, similar expenses, and the combined utilization of multiple investment advisors. We anticipate that the reorganization will eliminate duplicative expenses and spread fixed costs over a larger asset base of the combined fund.

The reorganization does not require shareholder approval and is expected to close on or about July 24, 2020. Prior to the closing, shareholders of the Capital Value Fund will be issued a combined Information Statement/Prospectus, which will describe the reorganization, provide a description of the Windsor Fund, and include a comparison of the Funds.

Under the Agreement and after the closing, shareholders of the Capital Value Fund will receive Investor Shares of the Windsor Fund in exchange for their Investor Shares of the Capital Value Fund, and the Capital Value Fund will cease operations. Following the reorganization, shareholders owning Investor Shares of the combined fund that meet the applicable eligibility requirements for AdmiralTM Shares of the combined fund may request a self-directed conversion to the lower-cost Admiral Shares at any time, and may be automatically converted to the lower-cost Admiral Shares upon Vanguard's review.

We anticipate that the reorganization will qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

Closed to New Accounts

Effective immediately, the Capital Value Fund is closed to new accounts, and it will stop accepting purchase requests from existing accounts shortly before the reorganization is scheduled to occur.

© 2020 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

SAI 078A 032020